Provision for Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Balance as of January 1,	$ 143	$ 139	$ 169
Increases from tax positions taken during prior periods		1	16
Decreases from tax positions taken during prior periods	(21)	(4)	(25)
Increases from tax positions taken during current period	3	7	2
Decreases relating to settlements with the tax authorities			(23)
Balance as of December 31,	$ 125	$ 143	$ 139